SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Revenue (loss)	$ (2,172,144)	$ 84,681	$ (4,366,811)	$ 14,196,248	$ 17,954,717	$ 16,358,207	$ 27,744,215	$ 9,402,651	$ 7,741,974	$ 71,459,790	$ 25,950,567
Expenses	842,893	498,373	490,560	601,063	511,778	365,301	988,185	828,781	2,432,889	2,694,045	2,542,920
Net income (loss)	$ (3,015,037)	$ (413,692)	$ (4,857,371)	$ 13,595,185	$ 17,442,939	$ 15,992,906	$ 26,756,030	$ 8,573,870	$ 5,309,085	$ 68,765,745	$ 23,407,647
Net income (loss) per unit	$ (0.230)	$ (0.032)	$ (0.370)	$ 1.036	$ 1.329	$ 1.219	$ 2.039	$ 0.653	$ 0.405	$ 5.241	$ 1.784